Decommissioning Liabilities	6 Months Ended
Jun. 30, 2026
Decommissioning Liabilities [Abstract]
DECOMMISSIONING LIABILITIES
5.	DECOMMISSIONING LIABILITIES

As at	June 30, 2026	December 31, 2025
Balance, beginning of period	$19,922	$17,444
Liabilities incurred	208	134
Change in estimates	-	1,645
Decommissioning costs incurred	(134)	(1,133)
Accretion expense	996	1,832
Transferred to liabilities associated with assets held for sale (note 3)	(2,932)	-
Balance, end of period	$18,060	$19,922

The Company’s decommissioning liabilities relate to its net ownership interests in petroleum assets including well sites, gathering systems and processing facilities. The Company estimates the total undiscounted escalated amount of cash flows required to settle its decommissioning liabilities to be approximately $351.0 million (December 31, 2025 - $342.8 million). For the period ended June 30, 2026, a credit-adjusted discount rate of 10.0% (December 31, 2025 - 10.0%) and an inflation rate of 2.0% (December 31, 2025 - 2.0%) were used to calculate the decommissioning liabilities. A 1.0% change in the credit-adjusted discount rate would change the discounted value of the decommissioning liabilities by approximately $3.9 million with a corresponding adjustment to PP&E. The decommissioning liabilities are estimated to be settled through 2078, with the majority being incurred between 2047 and 2078.